CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 2,941	$ 4,637	$ (163)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
(Recovery of) provision for loan losses	(325)	(2,597)	6,218
Depreciation and amortization of premises and equipment	522	581	659
Amortization and accretion of investment securities	874	769	831
Amortization of deferred loan fees and costs	(227)	(197)	(200)
Amortization of core deposit intangible	116	115	153
Deferred income taxes	753	2,784	(366)
Stock-based compensation	26	38	75
Loss on write down on other assets	0	0	82
Gain on sale of branches	0	(557)	0
Increase in cash surrender value of bank owned life insurance	(235)	(247)	(254)
Net loss on sale and write-downs of foreclosed real estate	319	960	1,423
Change in assets and liabilities:
Net change in accrued interest receivable	(14)	367	485
Net change in other assets	(84)	1,781	1,733
Net change in accrued expenses and other liabilities	12	16	(90)
NET CASH PROVIDED BY OPERATING ACTIVITIES	4,678	8,450	10,586
CASH FLOWS FROM INVESTING ACTIVITIES
Redemption of FHLB stock	177	275	200
Purchase of investment securities available for sale	(25,922)	(42,148)	(16,209)
Maturities of investment securities available for sale	9,651	14,122	25,836
Mortgage-backed securities pay-downs	11,103	12,805	11,261
Proceeds from sale of investment securities available for sale	0	500	500
Net change in loans outstanding	20,469	45,227	44,051
Cash paid on sale of branches	0	(12,621)	0
Purchase of other non-marketable securities	0	(138)	(50)
Redemption of other-non-marketable securities	50	113	52
Proceeds from sale of loans	0	342	0
Proceeds from sale of foreclosed real estate	1,138	4,058	2,011
Proceeds from the sale of premises and equipment	0	0	1
Retirement of premises and equipment	0	19	0
Purchases of premises and equipment	(483)	(231)	(34)
NET CASH PROVIDED BY INVESTING ACTIVITIES	16,183	22,323	67,619
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	(50,101)	11,603	(33,222)
Proceeds from short term debt	0	6,666	2,184
Repayments of short term debt	(11,543)	(10,695)	(3,973)
Repayments of long term debt	0	(2,000)	(2,000)
Proceeds from stock options exercised	44	165	0
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(61,600)	5,739	(37,011)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(40,739)	36,512	41,194
CASH AND CASH EQUIVALENTS, BEGINNING	113,608	77,096	35,902
CASH AND CASH EQUIVALENTS, ENDING	72,869	113,608	77,096
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	5,314	6,681	8,490
Income taxes paid	1,624	0	0
Non-cash transactions:
Change in fair value of investments securities available for sale, net of tax	(1,186)	(207)	107
Transfer from loans to foreclosed real estate	632	4,820	2,810
Transfer from premises and equipment to premises and equipment held for sale	0	0	1,113
Common stock received as collateral on loan default	$ 0	$ 0	$ (165)